Expense Example - Investor A, C and Institutional - BlackRock Systematic ESG Bond Fund	Sep. 28, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	748
Expense Example, with Redemption, 10 Years	1,771
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	468
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,318
Expense Example, with Redemption, 10 Years	2,533
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	717
Expense Example, with Redemption, 5 Years	1,313
Expense Example, with Redemption, 10 Years	$ 2,930